BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) - Minera San Xavier S.A. de C.V. [Member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries
Principal activity of subsidiary	Mining
Method used to account for subsidiary	Consolidated
Country of incorporation and operation	Mexico
Proportion of ownership interest in subsidiary	100.00%	100.00%